Shareholders' Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity
Share Capital
ASML’s authorized share capital amounts to EUR 126.0 million and is divided into:

•	700,000,000 Cumulative Preference Shares with a nominal value of EUR 0.09 each;

•	699,999,000 Ordinary Shares with a nominal value of EUR 0.09 each; and

•	9,000 Ordinary Shares B with a nominal value of EUR 0.01 each.
As of December 31, 2016, 439,199,514 ordinary shares with a nominal value of EUR 0.09 each were issued and fully paid up; this includes 9,258,282 treasury shares. No ordinary shares B and no cumulative preference shares have been issued.
Shares Issued as a Result of the Acquisition of HMI
ASML and HMI completed the merger pursuant to which ASML acquired HMI on November 22, 2016. As part of the transaction, HEC and certain HMI officers have also agreed to (re)invest in ASML part of the proceeds to be received by them from selling their HMI shares in the transaction, underscoring their belief in the strategic rationale for the transaction and their commitment to the combined businesses going forward. Accordingly, ASML has issued a total number of 5,866,001 ordinary shares for an aggregate amount of EUR 580.6 million.
Our BoM has the power to issue ordinary shares and cumulative preference shares insofar as the BoM has been authorized to do so by the General Meeting of Shareholders. The BoM requires approval of the SB for such an issue. The authorization by the General Meeting of Shareholders can only be granted for a certain period not exceeding five years and may be extended for no longer than five years on each occasion. In case the General Meeting of Shareholders has not authorized the BoM to issue shares, the General Meeting of Shareholders shall have the power to issue shares upon the proposal of the BoM, provided that the SB has approved such proposal.
Shares Issued as a Result of the Acquisition of Cymer
ASML and Cymer completed the merger pursuant to which ASML acquired Cymer on May 30, 2013. As a result of the merger, each share of Cymer common stock outstanding immediately prior to the completion of the merger was converted into the right to receive USD 20.00 in cash plus 1.1502 ASML ordinary shares. As of December 31, 2016, we have issued 36,474,035 ordinary shares for an aggregate amount of EUR 2,347.3 million in relation to the acquisition of Cymer.
Shares Issued in Relation to Share-based Compensation
We have adopted various share and option plans for our employees. Whenever ordinary shares have to be delivered pursuant to these plans, we typically deliver treasury shares that we purchase in share buy-back programs for this purpose. Because these treasury shares were no longer available in the course of 2014, we issued new ordinary shares from time to time to meet our delivery obligations under the plans. In 2016, we issued no new ordinary shares in relation to our ESOPs. The aggregate fair value of the new ordinary shares issued is EUR 0.0 million in 2016 (2015: EUR 36.9 million; 2014: EUR 51.3 million). Fair value is determined on the closing price of our ordinary shares at Amsterdam Euronext at the date of respective issuance.
Ordinary Shares
An ordinary share entitles the holder thereof to cast nine votes in the General Meeting of Shareholders. Each ordinary share consists of 900 fractional shares. Fractional shares entitle the holder thereof to a fractional dividend but do not entitle the holder thereof to voting rights. Only those persons who hold shares directly in the share register in the Netherlands, held by us at our address at 5504 DR Veldhoven, de Run 6501, the Netherlands, or in the New York share register, held by JP Morgan Chase Bank, N.A., P.O. Box 64506, St. Paul, MN 55164-0506, United States, can hold fractional shares. Persons who hold ordinary shares through the deposit system under the Dutch Securities Bank Giro Transactions Act (Wet giraal effectenverkeer; the Giro Act) maintained by the Dutch central securities depository Euroclear Nederland or through the DTC cannot hold fractional shares. At our 2016 AGM, the BoM was authorized from April 29, 2016 through October 29, 2017, subject to the approval of the SB, to issue shares and/or rights thereto representing up to a maximum of 5.0 percent of our issued share capital at April 29, 2016, plus an additional 5.0 percent of our issued share capital at April 29, 2016 that may be issued in connection with mergers, acquisitions and/or (strategic) alliances. At our 2017 AGM, our shareholders will be asked to extend this authority through October 26, 2018.
Holders of ASML’s ordinary shares have a preemptive right, in proportion to the aggregate nominal amount of the ordinary shares held by them. This preemptive right may be restricted or excluded. Holders of ordinary shares do not have preemptive right with respect to any ordinary shares issued for consideration other than cash or ordinary shares issued to employees. If authorized for this purpose by the General Meeting of Shareholders, the BoM has the power subject to approval of the SB, to restrict or exclude the preemptive rights of holders of ordinary shares. At our 2016 AGM, our shareholders authorized the BoM through October 29, 2017, subject to approval of the SB, to restrict or exclude preemptive rights of holders of ordinary shares up to a maximum of 10 percent of our issued share capital. At our 2017 AGM, our shareholders will be asked to extend this authority through October 26, 2018.
Ordinary Shares B
The articles of association provide for 9,000 ordinary shares B with a nominal value of EUR 0.01. Each ordinary share B entitles the holder thereof to cast one vote at the General Meeting of Shareholders. Holders of fractional shares had the opportunity, until July 31, 2013, to convert fractional shares into ordinary shares B to obtain voting rights with respect to those fractional shares. No ordinary shares B have been issued.
Cumulative Preference Shares
In 1998, we granted the Preference Share Option to the Foundation. This option was amended and extended in 2003 and 2007. A third amendment to the option agreement between the Foundation and ASML became effective on January 1, 2009, to clarify the procedure for the repurchase and cancellation of the preference shares when issued.
The nominal value of the cumulative preference shares amounts to EUR 0.09 and the number of cumulative preference shares included in the authorized share capital is 700,000,000. A cumulative preference share entitles the holder thereof to cast nine votes in the General Meeting of Shareholders.
The Foundation may exercise the Preference Share Option in situations where, in the opinion of the Board of Directors of the Foundation, ASML’s interests, ASML’s business or the interests of ASML’s stakeholders are at stake. This may be the case if a public bid for ASML’s shares has been announced or has been made, or the justified expectation exists that such a bid will be made without any agreement having been reached in relation to such a bid with ASML. The same may apply if one shareholder, or more shareholders acting in concert, hold a substantial percentage of ASML’s issued ordinary shares without making an offer or if, in the opinion of the Board of Directors of the Foundation, the (attempted) exercise of the voting rights by one shareholder or more shareholders, acting in concert, is materially in conflict with ASML’s interests, ASML’s business or ASML’s stakeholders.
The objectives of the Foundation are to look after the interests of ASML and of the enterprises maintained by ASML and of the companies which are affiliated in a group with ASML, in such a way that the interests of ASML, of those enterprises and of all parties concerned are safeguarded in the best possible way, and influences in conflict with these interests which might affect the independence or the identity of ASML and those companies are deterred to the best of the Foundation’s ability, and everything related to the above or possibly conducive thereto. The Foundation seeks to realize its objects by the acquiring and holding of cumulative preference shares in the capital of ASML and by exercising the rights attached to these shares, particularly the voting rights attached to these shares.
The Preference Share Option gives the Foundation the right to acquire a number of cumulative preference shares as the Foundation will require, provided that the aggregate nominal value of such number of cumulative preference shares shall not exceed the aggregate nominal value of the ordinary shares that have been issued at the time of exercise of the Preference Share Option for a subscription price equal to their nominal value. Only one-fourth of the subscription price would be payable at the time of initial issuance of the cumulative preference shares, with the other three-fourths of the nominal value only being payable when we call up this amount. Exercise of the preference share option could effectively dilute the voting power of the outstanding ordinary shares by one-half.
Cancellation and repayment of the issued cumulative preference shares by ASML requires the authorization by the General Meeting of Shareholders of a proposal to do so by the BoM approved by the SB. If the Preference Share Option is exercised and as a result cumulative preference shares are issued, ASML, at the request of the Foundation, will initiate the repurchase or cancellation of all cumulative preference shares held by the Foundation. In that case ASML is obliged to effect the repurchase and cancellation respectively as soon as possible. A cancellation will have as a result a repayment of the amount paid and exemption from the obligation to pay up on the cumulative preference shares. A repurchase of the cumulative preference shares can only take place when such shares are fully paid up.
If the Foundation does not request ASML to repurchase or cancel all cumulative preference shares held by the Foundation within 20 months after issuance of these shares, we will be obliged to convene a General Meeting of Shareholders in order to decide on a repurchase or cancellation of these shares.
The Foundation is independent of ASML. The Board of Directors of the Foundation comprises four independent members from the Dutch business and academic communities. The members of the Board of Directors of the Foundation are: Mr. H. Bodt, Mr. M.W. den Boogert, Mr. J.M. de Jong and Mr. A.H. Lundqvist.
Dividend Policy
As part of our financing policy, we aim to pay an annual dividend that will be stable or growing over time. Annually, the BoM will, upon prior approval from the SB, submit a proposal to the AGM with respect to the amount of dividend to be declared with respect to the prior year. The dividend proposal in any given year will be subject to the availability of distributable profits or retained earnings and may be affected by, among other factors, the BoM’s views on our potential future liquidity requirements, including for investments in production capacity, the funding of our R&D programs and for acquisition opportunities that may arise from time to time; and by future changes in applicable income tax and corporate laws. Accordingly, it may be decided to propose not to pay a dividend or to pay a lower dividend with respect to any particular year in the future.
For 2016, a proposal to declare a dividend of EUR 1.20 per ordinary share of EUR 0.09 nominal value will be submitted to the 2017 AGM.